UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2012


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2012

                                                                      (Form N-Q)

48470-0412                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE STRATEGY FUND
FEBRUARY 29, 2012 (unaudited)

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               U.S. EQUITY SECURITIES (33.8%)

               COMMON STOCKS (25.1%)

               CONSUMER DISCRETIONARY (2.5%)
               -----------------------------
               ADVERTISING (0.1%)
     67,030    Omnicom Group, Inc.                                                              $    3,314
                                                                                                ----------
               APPAREL RETAIL (0.2%)
     50,100    Gap, Inc.                                                                             1,170
     67,070    Ross Stores, Inc.                                                                     3,577
                                                                                                ----------
                                                                                                     4,747
                                                                                                ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     48,340    Coach, Inc.                                                                           3,618
                                                                                                ----------
               CABLE & SATELLITE (0.5%)
    322,990    Comcast Corp. "A"                                                                     9,489
     12,600    Time Warner Cable, Inc.                                                               1,000
                                                                                                ----------
                                                                                                    10,489
                                                                                                ----------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
     32,900    Best Buy Co., Inc.                                                                      813
                                                                                                ----------
               DEPARTMENT STORES (0.1%)
     38,100    Macy's, Inc.                                                                          1,447
                                                                                                ----------
               GENERAL MERCHANDISE STORES (0.1%)
     43,825    Target Corp.                                                                          2,484
                                                                                                ----------
               HOME IMPROVEMENT RETAIL (0.2%)
    101,220    Home Depot, Inc.                                                                      4,815
                                                                                                ----------
               INTERNET RETAIL (0.2%)
      6,000    Priceline.com, Inc.*                                                                  3,762
                                                                                                ----------
               MOVIES & ENTERTAINMENT (0.3%)
    161,800    Walt Disney Co.                                                                       6,794
                                                                                                ----------
               RESTAURANTS (0.4%)
     54,400    Brinker International, Inc.                                                           1,501
     74,840    McDonald's Corp.                                                                      7,430
                                                                                                ----------
                                                                                                     8,931
                                                                                                ----------
               SPECIALTY STORES (0.2%)
     61,440    PetSmart, Inc.                                                                        3,425
                                                                                                ----------
               Total Consumer Discretionary                                                         54,639
                                                                                                ----------
               CONSUMER STAPLES (2.7%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
     28,400    Archer-Daniels-Midland Co.                                                              886
                                                                                                ----------
               DISTILLERS & VINTNERS (0.1%)
     88,100    Constellation Brands, Inc. "A"*                                                       1,924
                                                                                                ----------

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1  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               DRUG RETAIL (0.4%)
    199,830    CVS Caremark Corp.                                                               $    9,012
                                                                                                ----------
               FOOD DISTRIBUTORS (0.1%)
     39,075    Sysco Corp.                                                                           1,150
                                                                                                ----------
               FOOD RETAIL (0.1%)
     65,400    Kroger Co.                                                                            1,556
     80,700    Safeway, Inc.                                                                         1,731
                                                                                                ----------
                                                                                                     3,287
                                                                                                ----------
               HOUSEHOLD PRODUCTS (0.4%)
     90,190    Colgate-Palmolive Co.                                                                 8,404
                                                                                                ----------
               HYPERMARKETS & SUPER CENTERS (0.1%)
     43,100    Wal-Mart Stores, Inc.(a)                                                              2,547
                                                                                                ----------
               PACKAGED FOODS & MEAT (0.6%)
     60,700    ConAgra Foods, Inc.                                                                   1,593
    201,040    Kraft Foods, Inc. "A"                                                                 7,654
     59,500    Smithfield Foods, Inc.*                                                               1,394
     67,700    Tyson Foods, Inc. "A"                                                                 1,280
                                                                                                ----------
                                                                                                    11,921
                                                                                                ----------
               SOFT DRINKS (0.4%)
    126,330    PepsiCo, Inc.                                                                         7,951
                                                                                                ----------
               TOBACCO (0.5%)
     21,720    Lorillard, Inc.                                                                       2,847
    106,250    Philip Morris International, Inc.                                                     8,874
                                                                                                ----------
                                                                                                    11,721
                                                                                                ----------
               Total Consumer Staples                                                               58,803
                                                                                                ----------
               ENERGY (3.0%)
               -------------
               INTEGRATED OIL & GAS (2.2%)
    153,147    Chevron Corp.                                                                        16,711
     22,960    ConocoPhillips(a)                                                                     1,758
    228,440    Exxon Mobil Corp.(a)                                                                 19,760
     24,300    Murphy Oil Corp.                                                                      1,554
     63,100    Occidental Petroleum Corp.                                                            6,586
                                                                                                ----------
                                                                                                    46,369
                                                                                                ----------
               OIL & GAS EQUIPMENT & SERVICES (0.2%)
     60,740    Schlumberger Ltd.                                                                     4,714
                                                                                                ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     40,440    Apache Corp.                                                                          4,365
     31,700    Marathon Oil Corp.                                                                    1,074
                                                                                                ----------
                                                                                                     5,439
                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.1%)
     83,800    Valero Energy Corp.                                                                   2,052
                                                                                                ----------
               OIL & GAS STORAGE & TRANSPORTATION (0.2%)
    170,550    Spectra Energy Corp.                                                                  5,352
                                                                                                ----------
               Total Energy                                                                         63,926
                                                                                                ----------
               FINANCIALS (3.1%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    106,760    Ameriprise Financial, Inc.                                                            5,953
                                                                                                ----------
               CONSUMER FINANCE (0.6%)
    140,507    American Express Co.                                                                  7,431
     89,470    Capital One Financial Corp.                                                           4,527

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     63,800    Discover Financial Services                                                      $    1,915
                                                                                                ----------
                                                                                                    13,873
                                                                                                ----------
               DIVERSIFIED BANKS (0.7%)
    117,660    Comerica, Inc.                                                                        3,493
     64,300    U.S. Bancorp                                                                          1,891
    285,820    Wells Fargo & Co.                                                                     8,943
                                                                                                ----------
                                                                                                    14,327
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.6%)
     27,373    AFLAC, Inc.                                                                           1,293
     39,600    Lincoln National Corp.                                                                  984
    235,480    MetLife, Inc.                                                                         9,078
     25,900    Prudential Financial, Inc.                                                            1,584
                                                                                                ----------
                                                                                                    12,939
                                                                                                ----------
               MULTI-LINE INSURANCE (0.1%)
     37,300    Assurant, Inc.                                                                        1,584
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     98,850    Citigroup, Inc.                                                                       3,294
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.3%)
     79,720    Berkshire Hathaway, Inc. "B"*                                                         6,254
                                                                                                ----------
               REGIONAL BANKS (0.3%)
    152,500    BB&T Corp.                                                                            4,461
     32,235    Commerce Bancshares, Inc.                                                             1,244
                                                                                                ----------
                                                                                                     5,705
                                                                                                ----------
               SPECIALIZED FINANCE (0.1%)
     55,700    NASDAQ OMX Group, Inc.*                                                               1,467
                                                                                                ----------
               Total Financials                                                                     65,396
                                                                                                ----------
               HEALTH CARE (3.0%)
               ------------------
               HEALTH CARE DISTRIBUTORS (0.2%)
     35,900    AmerisourceBergen Corp.                                                               1,341
     37,600    Cardinal Health, Inc.                                                                 1,562
     21,300    McKesson Corp.                                                                        1,779
                                                                                                ----------
                                                                                                     4,682
                                                                                                ----------
               HEALTH CARE EQUIPMENT (0.1%)
    102,108    Hologic, Inc.*                                                                        2,117
     33,700    Medtronic, Inc.(a)                                                                    1,284
                                                                                                ----------
                                                                                                     3,401
                                                                                                ----------
               HEALTH CARE FACILITIES (0.1%)
     33,700    LifePoint Hospitals, Inc.*                                                            1,313
                                                                                                ----------
               HEALTH CARE SERVICES (0.3%)
     22,900    Medco Health Solutions, Inc.*(a)                                                      1,548
     72,520    Quest Diagnostics, Inc.                                                               4,210
                                                                                                ----------
                                                                                                     5,758
                                                                                                ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
     47,200    PerkinElmer, Inc.                                                                     1,275
                                                                                                ----------
               MANAGED HEALTH CARE (0.6%)
     42,400    Aetna, Inc.                                                                           1,983
     42,300    CIGNA Corp.                                                                           1,866
    174,034    UnitedHealth Group, Inc.(a)                                                           9,702
                                                                                                ----------
                                                                                                    13,551
                                                                                                ----------
               PHARMACEUTICALS (1.6%)
    186,990    Abbott Laboratories                                                                  10,585
     41,835    Endo Pharmaceuticals Holdings, Inc.*                                                  1,551

================================================================================

3  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    192,110    Johnson & Johnson                                                                $   12,503
    223,950    Merck & Co., Inc.(a)                                                                  8,548
     62,900    Pfizer, Inc.(a)                                                                       1,327
                                                                                                ----------
                                                                                                    34,514
                                                                                                ----------
               Total Health Care                                                                    64,494
                                                                                                ----------
               INDUSTRIALS (3.1%)
               ------------------
               AEROSPACE & DEFENSE (0.5%)
     18,600    TransDigm Group, Inc.*                                                                2,210
     93,090    United Technologies Corp.                                                             7,807
                                                                                                ----------
                                                                                                    10,017
                                                                                                ----------
               AIR FREIGHT & LOGISTICS (0.3%)
     85,290    United Parcel Service, Inc. "B"                                                       6,558
                                                                                                ----------
               AIRLINES (0.1%)
    178,900    Delta Air Lines, Inc.*                                                                1,755
                                                                                                ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
     67,660    Caterpillar, Inc.                                                                     7,727
     43,500    Wabtec Corp.                                                                          3,251
                                                                                                ----------
                                                                                                    10,978
                                                                                                ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
     76,060    Republic Services, Inc. "A"                                                           2,269
                                                                                                ----------
               INDUSTRIAL CONGLOMERATES (1.0%)
     37,610    3M Co.                                                                                3,294
    124,460    Danaher Corp.                                                                         6,575
    633,160    General Electric Co.                                                                 12,062
                                                                                                ----------
                                                                                                    21,931
                                                                                                ----------
               INDUSTRIAL MACHINERY (0.3%)
     16,500    Parker-Hannifin Corp.                                                                 1,482
     22,900    Snap-On, Inc.                                                                         1,400
     46,120    Stanley Black & Decker, Inc.                                                          3,542
     25,200    Timken Co.                                                                            1,320
                                                                                                ----------
                                                                                                     7,744
                                                                                                ----------
               RAILROADS (0.1%)
     21,000    Norfolk Southern Corp.                                                                1,447
                                                                                                ----------
               SECURITY & ALARM SERVICES (0.1%)
     55,700    Corrections Corp. of America*                                                         1,396
                                                                                                ----------
               TRUCKING (0.1%)
     24,700    Landstar System, Inc.                                                                 1,335
     29,500    Ryder System, Inc.                                                                    1,571
                                                                                                ----------
                                                                                                     2,906
                                                                                                ----------
               Total Industrials                                                                    67,001
                                                                                                ----------
               INFORMATION TECHNOLOGY (6.4%)
               -----------------------------
               APPLICATION SOFTWARE (0.3%)
     50,100    Adobe Systems, Inc.*                                                                  1,647
     93,150    Intuit, Inc.                                                                          5,388
                                                                                                ----------
                                                                                                     7,035
                                                                                                ----------
               COMMUNICATIONS EQUIPMENT (0.7%)
    704,780    Cisco Systems, Inc.(a)                                                               14,011
                                                                                                ----------
               COMPUTER HARDWARE (1.6%)
     54,696    Apple, Inc.*                                                                         29,669
     99,071    Dell, Inc.*(a)                                                                        1,714

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
     70,256    Hewlett-Packard Co.(a)                                                           $    1,778
                                                                                                ----------
                                                                                                    33,161
                                                                                                ----------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
    267,600    EMC Corp.*                                                                            7,410
                                                                                                ----------
               DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
     78,420    Automatic Data Processing, Inc.                                                       4,260
                                                                                                ----------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
     80,400    Jabil Circuit, Inc.                                                                   2,077
                                                                                                ----------
               INTERNET SOFTWARE & SERVICES (0.4%)
     14,130    Google, Inc. "A"*                                                                     8,736
                                                                                                ----------
               IT CONSULTING & OTHER SERVICES (0.5%)
     57,410    International Business Machines Corp.                                                11,294
                                                                                                ----------
               SEMICONDUCTOR EQUIPMENT (0.0%)
     53,900    Applied Materials, Inc.                                                                 660
                                                                                                ----------
               SEMICONDUCTORS (1.1%)
    469,870    Intel Corp.                                                                          12,630
    224,800    Micron Technology, Inc.*                                                              1,922
    161,120    Texas Instruments, Inc.                                                               5,373
     87,320    Xilinx, Inc.                                                                          3,225
                                                                                                ----------
                                                                                                    23,150
                                                                                                ----------
               SYSTEMS SOFTWARE (1.2%)
    536,369    Microsoft Corp.(a)                                                                   17,024
    229,450    Oracle Corp.                                                                          6,716
     84,900    Symantec Corp.*                                                                       1,515
                                                                                                ----------
                                                                                                    25,255
                                                                                                ----------
               Total Information Technology                                                        137,049
                                                                                                ----------
               MATERIALS (0.8%)
               ----------------
               DIVERSIFIED CHEMICALS (0.3%)
     58,650    PPG Industries, Inc.                                                                  5,352
                                                                                                ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.3%)
     23,410    CF Industries Holdings, Inc.                                                          4,354
     38,960    Monsanto Co.                                                                          3,015
                                                                                                ----------
                                                                                                     7,369
                                                                                                ----------
               SPECIALTY CHEMICALS (0.2%)
     49,990    Albemarle Corp.                                                                       3,325
                                                                                                ----------
               STEEL (0.0%)
     61,100    Steel Dynamics, Inc.                                                                    905
                                                                                                ----------
               Total Materials                                                                      16,951
                                                                                                ----------
               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
     92,250    Southern Co.                                                                          4,076
                                                                                                ----------
               MULTI-UTILITIES (0.3%)
    230,364    CenterPoint Energy, Inc.                                                              4,490
     65,200    CMS Energy Corp.                                                                      1,396
                                                                                                ----------
                                                                                                     5,886
                                                                                                ----------
               Total Utilities                                                                       9,962
                                                                                                ----------
               Total Common Stocks (cost: $456,667)                                                538,221
                                                                                                ----------

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5  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                                                              VALUE
SHARES         SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (2.0%)

               CONSUMER STAPLES (0.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
     80,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)       $    7,892
                                                                                                ----------
               FINANCIALS (1.0%)
               -----------------
               DIVERSIFIED BANKS (0.1%)
      4,000    US Bancorp, 7.19%, perpetual                                                          3,129
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.2%)
    130,000    Delphi Financial Group, Inc., 7.38%, perpetual                                        3,303
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    235,000    Citigroup Capital XIII Trust, 7.88%, cumulative redeemable                            6,371
         70    International Lease Finance Corp., 0.22%, perpetual(c)                                4,690
                                                                                                ----------
                                                                                                    11,061
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.0%)
     $3,000    Security Capital Assurance Ltd., 6.88%, perpetual*(c)                                    --
                                                                                                ----------
               REGIONAL BANKS (0.2%)
        10     CoBank, ACB, 7.81%, perpetual*(b)                                                       478
       160     Susquehanna Capital I, 9.38%, 12/12/2067, Capital Securities, cumulative
                 redeemable                                                                          4,239
                                                                                                ----------
                                                                                                     4,717
                                                                                                ----------
               Total Financials                                                                     22,210
                                                                                                ----------
               INDUSTRIALS (0.3%)
               ------------------
               OFFICE SERVICES & SUPPLIES (0.3%)
      7,000    Pitney Bowes International Holdings, Series F, 6.13%, cumulative redeemable,
                 perpetual(b)                                                                        6,703
                                                                                                ----------
               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    260,000    Qwest Corp., 7.38%, cumulative                                                        6,898
                                                                                                ----------
               Total Preferred Securities (cost: $44,887)                                           43,703
                                                                                                ----------
               INVESTMENT COMPANIES (6.7%)

    450,000    iShares Russell 2000 Index ETF                                                       36,445
    776,530    SPDR S&P 500 ETF Trust                                                              106,284
                                                                                                ----------
               Total Investment Companies (cost: $122,946)                                         142,729
                                                                                                ----------
               Total U.S. Equity Securities(cost: $624,500)                                        724,653
                                                                                                ----------
               INTERNATIONAL EQUITY SECURITIES (26.0%)

               COMMON STOCKS (13.7%)

               CONSUMER DISCRETIONARY (1.7%)
               -----------------------------
               ADVERTISING (0.0%)
      7,280    Hakuhodo Dy Holdings, Inc.(c)                                                           444
      7,456    Publicis Groupe S.A.(c)                                                                 408
                                                                                                ----------
                                                                                                       852
                                                                                                ----------
               APPAREL RETAIL (0.1%)
    174,870    Mr. Price Group Ltd.(c)                                                               2,073

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      6,500    Shimamura Co. Ltd.(c)                                                            $      711
                                                                                                ----------
                                                                                                     2,784
                                                                                                ----------
               APPAREL, ACCESSORIES & LUXURY GOODS (0.3%)
     84,500    Adidas AG ADR                                                                         3,320
     13,436    Burberry Group plc(c)                                                                   301
      2,136    Christian Dior S.A.(c)                                                                  331
     10,807    Compagnie Financiere Richemont S.A.(c)                                                  662
        289    LVMH Moet Hennessy - Louis Vuitton S.A.                                                  49
        891    Swatch Group AG(c)                                                                      404
      5,451    Swatch Group Ltd.(c)                                                                    433
                                                                                                ----------
                                                                                                     5,500
                                                                                                ----------
               AUTO PARTS & EQUIPMENT (0.1%)
      3,565    Continental AG*(c)                                                                      324
      5,021    Hyundai Mobis Co. Ltd.(c)                                                             1,282
                                                                                                ----------
                                                                                                     1,606
                                                                                                ----------
               AUTOMOBILE MANUFACTURERS (0.4%)
      4,923    Bayerische Motoren Werke AG(c)                                                          455
     23,000    Daihatsu Motor Co., Ltd.(c)                                                             442
     28,999    Daimler AG(c)                                                                         1,751
      7,442    Hyundai Motor Co. Ltd.(c)                                                             1,429
     51,000    Isuzu Motors Ltd.(c)                                                                    286
     35,230    KIA Motors Corp.(c)                                                                   2,216
    135,300    Nissan Motor Co. Ltd.(c)                                                              1,392
     10,600    Suzuki Motor Corp.(c)                                                                   252
     11,700    Toyota Motor Corp.(c)                                                                   483
        406    Volkswagen AG(c)                                                                         69
                                                                                                ----------
                                                                                                     8,775
                                                                                                ----------
               AUTOMOTIVE RETAIL (0.0%)
     43,158    Statoil Fuel & Retail ASA*(c)                                                           282
                                                                                                ----------
               BROADCASTING (0.2%)
   2,540,217   ITV plc(c)                                                                            3,467
                                                                                                ----------
               CABLE & SATELLITE (0.0%)
      5,093    British Sky Broadcasting Group plc(c)                                                    54
                                                                                                ----------
               CASINOS & GAMING (0.2%)
    192,000    Galaxy Entertainment Group Ltd.*(c)                                                     469
    516,100    Genting Berhad(c)                                                                     1,819
    250,400    Sands China Ltd.(c)                                                                     930
     28,000    SJM Holdings Ltd.                                                                        58
     97,200    Wynn Macau Ltd.(c)                                                                      256
                                                                                                ----------
                                                                                                     3,532
                                                                                                ----------
               COMPUTER & ELECTRONICS RETAIL (0.0%)
      6,020    Yamada Denki Co. Ltd.(c)                                                                392
                                                                                                ----------
               DEPARTMENT STORES (0.1%)
    159,500    Lifestyle International Holdings, Ltd.(c)                                               437
      4,200    Marui Group Co. Ltd.(c)                                                                  34
        345    PPR(c)                                                                                   59
    224,079    Woolworths Holdings Ltd.(c)                                                           1,346
                                                                                                ----------
                                                                                                     1,876
                                                                                                ----------
               DISTRIBUTORS (0.0%)
      4,000    Jardine Cycle & Carriage Ltd.(c)                                                        152
                                                                                                ----------
               EDUCATION SERVICES (0.0%)
      8,500    Benesse Corp.(c)                                                                        390
                                                                                                ----------
               HOME IMPROVEMENT RETAIL (0.0%)
     92,992    Kingfisher plc(c)                                                                       421
                                                                                                ----------

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7  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               HOMEBUILDING (0.0%)
     39,000    Sekisui Chemical Co. Ltd.(c)                                                     $      335
      5,000    Sekisui House Ltd.(c)                                                                    48
                                                                                                ----------
                                                                                                       383
                                                                                                ----------
               LEISURE PRODUCTS (0.1%)
     59,300    Namco Bandai Holdings, Inc.(c)                                                          828
     10,000    Sega Sammy Holdings, Inc.                                                               189
                                                                                                ----------
                                                                                                     1,017
                                                                                                ----------
               PHOTOGRAPHIC PRODUCTS (0.1%)
     74,500    Nikon Corp.(c)                                                                        2,021
                                                                                                ----------
               RESTAURANTS (0.0%)
      1,700    McDonald's Holdings Co.                                                                  44
                                                                                                ----------
               SPECIALTY STORES (0.0%)
        700    Sanrio Co. Ltd.(c)                                                                       29
                                                                                                ----------
               TIRES & RUBBER (0.1%)
      1,549    Compagnie Generale des Establissements Michelin(c)                                      107
     46,003    Nokian Renkaat Oyj(c)                                                                 2,041
                                                                                                ----------
                                                                                                     2,148
                                                                                                ----------
               Total Consumer Discretionary                                                         35,725
                                                                                                ----------
               CONSUMER STAPLES (1.4%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.0%)
    691,000    Golden Agri-Resources Ltd.(c)                                                           401
                                                                                                ----------
               BREWERS (0.1%)
      6,040    Heineken Holding N.V.(c)                                                                270
      7,482    Heineken N.V.(c)                                                                        394
     20,221    InBev N.V.(c)                                                                         1,359
      3,713    SABMiller plc(c)                                                                        150
                                                                                                ----------
                                                                                                     2,173
                                                                                                ----------
               DISTILLERS & VINTNERS (0.1%)
     58,953    Diageo plc(c)                                                                         1,408
      1,718    Pernod Ricard S.A.(c)                                                                   178
                                                                                                ----------
                                                                                                     1,586
                                                                                                ----------
               FOOD DISTRIBUTORS (0.1%)
     78,638    Spar Group Ltd.(c)                                                                    1,205
                                                                                                ----------
               FOOD RETAIL (0.3%)
      2,087    Delhaize Group(c)                                                                       115
     50,600    FamilyMart Co.(c)                                                                     1,970
     14,309    Kesko Oyj "B"(c)                                                                        481
    150,108    Koninklijke Ahold N.V.(c)                                                             2,074
     20,600    Seven & I Holdings Co. Ltd.(c)                                                          570
     67,777    Tesco plc(c)                                                                            341
     40,049    William Morrison Supermarket plc(c)                                                     185
     10,624    Woolworths Ltd.(c)                                                                      286
                                                                                                ----------
                                                                                                     6,022
                                                                                                ----------
               HOUSEHOLD PRODUCTS (0.0%)
      2,985    Henkel AG & Co.(c)                                                                      163
      9,748    Reckitt Benckiser Group plc(c)                                                          540
                                                                                                ----------
                                                                                                       703
                                                                                                ----------
               HYPERMARKETS & SUPER CENTERS (0.1%)
     43,400    Aeon Co. Ltd.(c)                                                                        550
    297,504    Distribuidora Internacional*(c)                                                       1,455
      2,223    Wesfarmers Ltd.(c)                                                                       69
                                                                                                ----------
                                                                                                     2,074
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               PACKAGED FOODS & MEAT (0.4%)
      9,208    Aryzta AG*(c)                                                                    $      457
      4,304    Associated British Foods plc(c)                                                          82
          3    Lindt & Spruengli AG(c)                                                                 109
     35,885    Nestle S.A.(c)                                                                        2,193
     70,237    Suedzucker AG(c)                                                                      2,034
     26,620    Tate & Lyle plc(c)                                                                      295
    118,950    Unilever N.V.                                                                         3,962
     21,106    Unilever N.V.(c)                                                                        701
      7,349    Unilever plc(c)                                                                         237
                                                                                                ----------
                                                                                                    10,070
                                                                                                ----------
               PERSONAL PRODUCTS (0.1%)
     50,400    Kao Corp.(c)                                                                          1,290
                                                                                                ----------
               TOBACCO (0.2%)
     24,292    British American Tobacco plc(c)                                                       1,228
     61,497    Imperial Tobacco Group plc(c)                                                         2,437
         15    Japan Tobacco, Inc.                                                                      79
                                                                                                ----------
                                                                                                     3,744
                                                                                                ----------
               Total Consumer Staples                                                               29,268
                                                                                                ----------
               ENERGY (1.5%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
    161,500    China Shenhua Energy Co. Ltd. "H"(c)                                                    737
    440,000    Yanzhou Coal Mining Co. Ltd. "H"(c)                                                   1,087
                                                                                                ----------
                                                                                                     1,824
                                                                                                ----------
               INTEGRATED OIL & GAS (1.2%)
      9,100    BG Group plc(c)                                                                         219
    553,519    BP plc(c)                                                                             4,344
    848,000    China Petroleum and Chemical Corp. "H"(c)                                               963
     35,987    ENI S.p.A.(c)                                                                           831
     17,325    Lukoil OAO ADR(c)                                                                     1,111
     80,267    Repsol YPF S.A.(c)                                                                    2,091
    143,493    Rosneft Oil Co. OJSC GDR(c)                                                           1,110
     59,459    Royal Dutch Shell plc "A"(c)                                                          2,160
     30,244    Royal Dutch Shell plc "A"(c)                                                          1,104
     44,640    Royal Dutch Shell plc "A" ADR                                                         3,263
     51,860    Royal Dutch Shell plc "B"(c)                                                          1,925
     68,182    Statoil ASA(c)                                                                        1,946
     41,200    Suncor Energy, Inc.                                                                   1,483
     37,587    Total S.A.(c)                                                                         2,104
                                                                                                ----------
                                                                                                    24,654
                                                                                                ----------
               OIL & GAS DRILLING (0.1%)
     38,100    Ensign Energy Services, Inc.                                                            679
     12,306    Seadrill Ltd.(c)                                                                        510
      4,647    Transocean Ltd.(c)                                                                      247
                                                                                                ----------
                                                                                                     1,436
                                                                                                ----------
               OIL & GAS EQUIPMENT & SERVICES (0.0%)
      2,068    Petrofac Ltd.(c)                                                                         52
      6,063    Technip S.A.(c)                                                                         661
                                                                                                ----------
                                                                                                       713
                                                                                                ----------
               OIL & GAS REFINING & MARKETING (0.1%)
      1,200    Idemitsu Kosan Co. Ltd.(c)                                                              123
    310,600    JX Holdings, Inc.(c)                                                                  1,952
    101,000    TonenGeneral Sekiyu K.K.(c)                                                             931
                                                                                                ----------
                                                                                                     3,006
                                                                                                ----------
               Total Energy                                                                         31,633
                                                                                                ----------

================================================================================

9  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (2.9%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
    407,666    Aberdeen Asset Management plc(c)                                                 $    1,561
      7,477    Julius Baer Group Ltd.*(c)                                                              293
                                                                                                ----------
                                                                                                     1,854
                                                                                                ----------
               DIVERSIFIED BANKS (1.7%)
     22,000    Aozora Bank Ltd.(c)                                                                      64
    113,089    Australia and New Zealand Banking Group Ltd.(c)                                       2,633
     91,410    Banco Espirito Santo S.A.(c)                                                            202
    106,584    Banco Santander S.A.(c)                                                                 884
  4,003,000    Bank of China Ltd. "H"(c)                                                             1,731
    340,859    Barclays plc(c)                                                                       1,327
     18,659    BNP Paribas S.A.(c)                                                                     907
     11,600    Canadian Imperial Bank of Commerce                                                      899
  2,367,000    China Construction Bank Corp. "H"(c)                                                  1,977
     34,946    Commonwealth Bank of Australia(c)                                                     1,842
    100,064    DnB NOR ASA(c)                                                                        1,282
    370,856    HSBC Holdings plc(c)                                                                  3,275
  2,316,000    Industrial and Commercial Bank of China Ltd. "H"(c)                                   1,684
    327,547    Intesa Sanpaolo(c)                                                                      523
    568,100    Mitsubishi UFJ Financial Group, Inc.(c)                                               2,931
     11,308    Mizrahi Tefahot Bank Ltd.(c)                                                             89
    596,200    Mizuho Financial Group, Inc.(c)                                                         999
    111,213    National Australia Bank Ltd.(c)                                                       2,803
     14,600    National Bank of Canada                                                               1,137
      6,629    Raiffeisen International Bank-Holding AG(c)                                             239
     57,863    Skandinaviska Enskilda Banken "A"(c)                                                    432
      1,712    Standard Chartered plc(c)                                                                44
    123,600    Sumitomo Mitsui Financial Group, Inc.(c)                                              4,198
    383,000    Sumitomo Mitsui Trust Holdings, Inc.(c)                                               1,332
      7,172    Svenska Handelsbanken AB "A"(c)                                                         240
     14,071    Swedbank AB "A"(c)                                                                      240
    113,360    Westpac Banking Corp.(c)                                                              2,522
                                                                                                ----------
                                                                                                    36,436
                                                                                                ----------
               DIVERSIFIED CAPITAL MARKETS (0.1%)
      1,551    Credit Suisse Group*(c)                                                                  42
     16,540    Deutsche Bank AG(c)                                                                     770
     33,845    UBS AG*(c)                                                                              473
                                                                                                ----------
                                                                                                     1,285
                                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.1%)
    229,657    ICAP plc(c)                                                                           1,405
                                                                                                ----------
               LIFE & HEALTH INSURANCE (0.1%)
     16,310    Delta Lloyd N.V.(c)                                                                     302
    487,010    Legal & General Group plc(c)                                                            935
    454,039    Old Mutual plc(c)                                                                     1,149
    102,018    Resolution Ltd.(c)                                                                      436
      1,410    Swiss Life Holding*(c)                                                                  163
                                                                                                ----------
                                                                                                     2,985
                                                                                                ----------
               MULTI-LINE INSURANCE (0.2%)
      7,612    Allianz Holding AG(c)                                                                   921
    140,351    Aviva plc(c)                                                                            822
     56,835    AXA S.A.(c)                                                                             914
        676    Baloise Holdings AG(c)                                                                   53
      3,709    Zurich Financial Services AG*(c)                                                        933
                                                                                                ----------
                                                                                                     3,643
                                                                                                ----------
               MULTI-SECTOR HOLDINGS (0.0%)
      2,480    Investor AB(c)                                                                           55
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.1%)
     48,096    ING Groep N.V.*(c)                                                               $      425
     16,630    ORIX Corp.(c)                                                                         1,605
     98,733    Pohjola Bank plc "A"(c)                                                               1,139
                                                                                                ----------
                                                                                                     3,169
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.2%)
  1,232,000    PICC Property and Casualty Co. Ltd "H"(c)                                             1,728
     63,871    QBE Insurance Group Ltd.(c)                                                             796
     37,463    Royal & Sun Alliance Insurance Group(c)                                                  65
    127,146    Suncorp Metway(c)                                                                     1,108
                                                                                                ----------
                                                                                                     3,697
                                                                                                ----------
               REAL ESTATE DEVELOPMENT (0.0%)
     20,000    Cheung Kong Holdings Ltd.(c)                                                            289
                                                                                                ----------
               REAL ESTATE OPERATING COMPANIES (0.0%)
     24,214    Immofinanz AG*(c)                                                                        85
                                                                                                ----------
               REGIONAL BANKS (0.1%)
    201,000    Gunma Bank Ltd.(c)                                                                    1,084
    190,700    Resona Holdings, Inc.(c)                                                                912
     30,000    Shinsei Bank Ltd.(c)                                                                     38
      5,000    Suruga Bank Ltd.(c)                                                                      46
                                                                                                ----------
                                                                                                     2,080
                                                                                                ----------
               REINSURANCE (0.1%)
     40,207    Hannover Rueckversicherungs(c)                                                        2,230
      6,296    Muenchener Rueckversicherungs-Gesellschaft AG(c)                                        917
      2,353    Swiss Re Ltd.*(c)                                                                       140
                                                                                                ----------
                                                                                                     3,287
                                                                                                ----------
               SPECIALIZED FINANCE (0.1%)
      2,620    Deutsche Boerse AG(c)                                                                   174
    172,038    IG Group Holdings plc(c)                                                              1,210
    100,770    London Stock Exchange Group plc(c)                                                    1,446
                                                                                                ----------
                                                                                                     2,830
                                                                                                ----------
               Total Financials                                                                     63,100
                                                                                                ----------
               HEALTH CARE (0.8%)
               ------------------
               HEALTH CARE EQUIPMENT (0.0%)
      8,101    Getinge AB(c)                                                                           231
                                                                                                ----------
               HEALTH CARE SUPPLIES (0.0%)
      4,770    Coloplast A/S "B"(c)                                                                    784
                                                                                                ----------
               PHARMACEUTICALS (0.8%)
     36,079    AstraZeneca plc(c)                                                                    1,616
      7,434    Bayer AG(c)                                                                             549
     81,786    GlaxoSmithKline plc(c)                                                                1,804
     45,424    H Lundbeck A/S(c)                                                                       958
     36,150    Novartis AG(c)                                                                        1,970
     75,730    Novartis AG ADR                                                                       4,128
     10,576    Novo Nordisk A/S(c)                                                                   1,484
     10,767    Roche Holding AG(c)                                                                   1,873
     23,471    Sanofi-Aventis S.A.(c)                                                                1,737
      1,128    Shire Ltd.(c)                                                                            39
      9,378    Teva Pharmaceutical Industries Ltd.(c)                                                  421
                                                                                                ----------
                                                                                                    16,579
                                                                                                ----------
               Total Health Care                                                                    17,594
                                                                                                ----------

================================================================================

11  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               INDUSTRIALS (1.6%)
               ------------------
               AEROSPACE & DEFENSE (0.2%)
    564,502    BAE Systems plc(c)                                                               $    2,809
      1,185    Elbit Systems Ltd.(c)                                                                    43
     17,665    European Aeronautic Defense and Space Co. N.V.(c)                                       642
                                                                                                ----------
                                                                                                     3,494
                                                                                                ----------
               AIR FREIGHT & LOGISTICS (0.2%)
    127,689    Deutsche Post AG(c)                                                                   2,240
    220,014    Toll Holdings Ltd.(c)                                                                 1,329
                                                                                                ----------
                                                                                                     3,569
                                                                                                ----------
               AIRLINES (0.0%)
    182,000    All Nippon Airways Co. Ltd.                                                             555
      8,234    Deutsche Lufthansa AG(c)                                                                114
                                                                                                ----------
                                                                                                       669
                                                                                                ----------
               BUILDING PRODUCTS (0.1%)
      6,731    Assa Abloy AB "B"(c)                                                                    204
      1,310    Geberit AG*                                                                             281
     74,000    Toto Ltd.(c)                                                                            558
                                                                                                ----------
                                                                                                     1,043
                                                                                                ----------
               CONSTRUCTION & ENGINEERING (0.1%)
     29,778    ACS Actividades de Construccion y Servicios S.A.(c)                                     886
    102,490    Balfour Beatty plc(c)                                                                   453
        745    Bouygues S.A.(c)                                                                         24
      1,346    Koninklijke Boskalis Westminster N.V.(c)                                                 52
      3,969    Leighton Holdings Ltd.(c)                                                               107
     14,397    Skanska AB "B"(c)                                                                       262
                                                                                                ----------
                                                                                                     1,784
                                                                                                ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.0%)
     15,000    Hino Motors(c)                                                                          107
     40,496    Volvo AB "B"(c)                                                                         590
                                                                                                ----------
                                                                                                       697
                                                                                                ----------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        300    Nidec Corp.(c)                                                                           28
      5,353    Schneider Electric S.A.(c)                                                              364
                                                                                                ----------
                                                                                                       392
                                                                                                ----------
               HEAVY ELECTRICAL EQUIPMENT (0.0%)
     63,000    Mitsubishi Electric Corp.(c)                                                            566
                                                                                                ----------
               INDUSTRIAL CONGLOMERATES (0.1%)
     13,783    DCC plc(c)                                                                              354
     52,000    Keppel Corp. Ltd.(c)                                                                    457
      9,066    Siemens AG(c)                                                                           904
     14,732    Wendel(c)                                                                             1,240
                                                                                                ----------
                                                                                                     2,955
                                                                                                ----------
               INDUSTRIAL MACHINERY (0.3%)
     17,491    Andritz AG(c)                                                                         1,732
     16,808    Atlas Copco AB "A"                                                                      438
      3,200    FANUC Ltd.(c)                                                                           582
      3,471    Kone Oyj "B"(c)                                                                         206
     41,069    Metso Corp.(c)                                                                        1,947
     12,894    Wartsila Corp. Oyj "B"(c)                                                               443
      4,773    Weir Group plc(c)                                                                       160
                                                                                                ----------
                                                                                                     5,508
                                                                                                ----------
               MARINE (0.1%)
         24    A.P. Moller-Maersk A/S "B"(c)                                                           184

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
        188    A.P. Moller-Maersk Group(c)                                                      $    1,510
                                                                                                ----------
                                                                                                     1,694
                                                                                                ----------
               MARINE PORTS & SERVICES (0.0%)
      4,000    Kamigumi Co. Ltd.(c)                                                                     34
                                                                                                ----------
               OFFICE SERVICES & SUPPLIES (0.1%)
     11,875    Societe BIC S.A.(c)                                                                   1,193
                                                                                                ----------
               RAILROADS (0.2%)
     95,208    Asciano Group(c)                                                                        503
        202    Central Japan Railway Co.(c)                                                          1,661
     14,500    East Japan Railway Co.(c)                                                               930
     15,000    MTR Corp. Ltd.                                                                           54
                                                                                                ----------
                                                                                                     3,148
                                                                                                ----------
               RESEARCH & CONSULTING SERVICES (0.0%)
      1,794    Campbell Brothers, Ltd.(c)                                                              114
                                                                                                ----------
               SECURITY & ALARM SERVICES (0.0%)
     38,130    Securitas AB "B"(c)                                                                     366
                                                                                                ----------
               TRADING COMPANIES & DISTRIBUTORS (0.2%)
    286,000    Marubeni Corp.(c)                                                                     2,031
     20,900    Mitsubishi Corp.(c)                                                                     512
     18,900    Mitsui & Co. Ltd.(c)                                                                    326
    601,300    Sojitz Corp.(c)                                                                       1,113
     43,300    Sumitomo Corp.(c)                                                                       643
     28,300    Toyota Tsusho Corp.(c)                                                                  569
                                                                                                ----------
                                                                                                     5,194
                                                                                                ----------
               TRUCKING (0.0%)
    148,000    ComfortDelGro Corp. Ltd.(c)                                                             181
    103,309    FirstGroup plc(c)                                                                       483
                                                                                                ----------
                                                                                                       664
                                                                                                ----------
               Total Industrials                                                                    33,084
                                                                                                ----------
               INFORMATION TECHNOLOGY (0.6%)
               -----------------------------
               APPLICATION SOFTWARE (0.1%)
      3,336    Dassault Systemes S.A. ADR(c)                                                           277
     20,303    SAP AG(c)                                                                             1,370
                                                                                                ----------
                                                                                                     1,647
                                                                                                ----------
               COMPUTER HARDWARE (0.0%)
     62,000    Toshiba Corp.(c)                                                                        271
                                                                                                ----------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    406,000    Hitachi Ltd.(c)                                                                       2,365
                                                                                                ----------
               ELECTRONIC MANUFACTURING SERVICES (0.0%)
    287,000    Foxconn International Holdings Ltd.*(c)                                                 201
                                                                                                ----------
               HOME ENTERTAINMENT SOFTWARE (0.0%)
     10,900    Konami Corp.(c)                                                                         300
                                                                                                ----------
               INTERNET SOFTWARE & SERVICES (0.1%)
     25,700    Gree, Inc.(c)                                                                           804
                                                                                                ----------
               IT CONSULTING & OTHER SERVICES (0.1%)
     62,900    Nomura Research, Inc.(c)                                                              1,498
      9,600    Otsuka Corp.(c)                                                                         710
                                                                                                ----------
                                                                                                     2,208
                                                                                                ----------
               OFFICE ELECTRONICS (0.0%)
      1,300    Canon, Inc.                                                                              59

================================================================================

13  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
      6,319    Neopost S.A.(c)                                                                  $      432
                                                                                                ----------
                                                                                                       491
                                                                                                ----------
               SEMICONDUCTOR EQUIPMENT (0.1%)
     51,851    ASML Holding N.V.(c)                                                                  2,381
                                                                                                ----------
               SEMICONDUCTORS (0.1%)
      2,487    Samsung Electronics Co. Ltd.(c)                                                       2,670
                                                                                                ----------
               Total Information Technology                                                         13,338
                                                                                                ----------
               MATERIALS (1.3%)
               ----------------
               COMMODITY CHEMICALS (0.1%)
      8,243    Arkema, Inc.(c)                                                                         754
     68,000    Asahi Kasei Corp.(c)                                                                    430
     25,900    Kuraray Co.(c)                                                                          372
                                                                                                ----------
                                                                                                     1,556
                                                                                                ----------
               CONSTRUCTION MATERIALS (0.2%)
     18,742    HeidelbergCement AG(c)                                                                1,008
      1,759    Imerys SA                                                                               106
     68,500    Siam Cement Public Co. Ltd.(c)                                                          805
    908,000    Taiheiyo Cement Corp.(c)                                                              1,937
                                                                                                ----------
                                                                                                     3,856
                                                                                                ----------
               DIVERSIFIED CHEMICALS (0.1%)
     36,957    BASF SE(c)                                                                            3,241
      3,797    Lanxess AG(c)                                                                           284
                                                                                                ----------
                                                                                                     3,525
                                                                                                ----------
               DIVERSIFIED METALS & MINING (0.7%)
      7,233    Anglo American Capital plc(c)                                                           305
     41,504    BHP Billiton Ltd.(c)                                                                  1,594
    123,949    BHP Billiton plc(c)                                                                   4,007
     17,895    Boliden AB(c)                                                                           313
    755,336    Grupo Mexico S.A.B. de C.V. "B"                                                       2,379
    102,210    Iluka Resources Ltd.(c)                                                               1,809
      2,511    Korea Zinc Co. Ltd.*(c)                                                                 978
     11,728    Rio Tinto Ltd.(c)                                                                       837
     51,473    Rio Tinto plc(c)                                                                      2,931
     31,696    Vedanta Resources plc(c)                                                                724
                                                                                                ----------
                                                                                                    15,877
                                                                                                ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     19,797    Incitec Pivot Ltd.(c)                                                                    68
     16,264    Israel Chemicals Ltd.(c)                                                                171
      5,290    K&S AG(c)                                                                               264
        817    Syngenta AG*(c)                                                                         267
      7,093    Yara International ASA(c)                                                               348
                                                                                                ----------
                                                                                                     1,118
                                                                                                ----------
               INDUSTRIAL GASES (0.0%)
     13,000    Air Water, Inc.                                                                         169
                                                                                                ----------
               PAPER PACKAGING (0.0%)
     87,186    Amcor Ltd.(c)                                                                           661
                                                                                                ----------
               PAPER PRODUCTS (0.0%)
     14,000    Oji Paper Co. Ltd.(c)                                                                    69
                                                                                                ----------
               STEEL (0.1%)
     19,247    Fortescue Metals Group Ltd.(c)                                                          114
     29,556    Voestalpine AG(c)                                                                     1,044
                                                                                                ----------
                                                                                                     1,158
                                                                                                ----------
               Total Materials                                                                      27,989
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES (1.4%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    626,360    BT Group plc(c)                                                                  $    2,139
     22,987    France Telecom S.A.(c)                                                                  351
     47,600    Nippon Telegraph & Telephone Corp.(c)                                                 2,244
    126,711    TDC A/S(c)                                                                            1,004
  1,902,385    Telecom Italia S.p.A.(c)                                                              2,096
     74,555    Telefonica Brasil S.A.                                                                2,232
     36,103    Telefonica S.A.(c)                                                                      615
    136,020    Vivendi S.A.(c)                                                                       2,917
                                                                                                ----------
                                                                                                    13,598
                                                                                                ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.8%)
     77,700    America Movil S.A.B. de C.V. ADR "L"                                                  1,860
        358    KDDI Corp.(c)                                                                         2,275
      1,025    Millicom International Cellular S.A.(c)                                                 115
    112,100    Mobile TeleSystems ADR                                                                2,046
     30,000    SoftBank Corp.(c)                                                                       895
    302,049    Vodafone Group plc(c)                                                                   816
    309,890    Vodafone Group plc ADR                                                                8,395
                                                                                                ----------
                                                                                                    16,402
                                                                                                ----------
               Total Telecommunication Services                                                     30,000
                                                                                                ----------
               UTILITIES (0.5%)
               ----------------
               ELECTRIC UTILITIES (0.2%)
     33,000    Cheung Kong Infrastructure Holdings Ltd.(c)                                             194
      8,472    E.ON AG(c)                                                                              195
    292,315    Enel S.p.A.(c)                                                                        1,171
    116,938    Iberdrola S.A.(c)                                                                       691
     34,053    Red Electrica de Espana(c)                                                            1,721
    163,857    SP AusNet(c)                                                                            174
                                                                                                ----------
                                                                                                     4,146
                                                                                                ----------
               GAS UTILITIES (0.1%)
     28,639    Enagas S.A.(c)                                                                          588
     88,143    Gas Natural SDG S.A.(c)                                                               1,489
    247,000    Hong Kong and China Gas Co., Ltd.(c)                                                    630
                                                                                                ----------
                                                                                                     2,707
                                                                                                ----------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
    170,520    Drax Group plc(c)                                                                     1,407
                                                                                                ----------
               MULTI-UTILITIES (0.1%)
     43,601    Centrica plc(c)                                                                         211
     72,377    Gaz de France S.A.(c)                                                                 1,875
      6,891    RWE AG(c)                                                                               289
     16,889    RWE AG(c)                                                                               768
                                                                                                ----------
                                                                                                     3,143
                                                                                                ----------
               Total Utilities                                                                      11,403
                                                                                                ----------
               Total Common Stocks (cost: $270,218)                                                293,134
                                                                                                ----------

================================================================================

15  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                              MARKET
$(000)/                                                                                              VALUE
SHARES         SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               PREFERRED SECURITIES (1.1%)

               CONSUMER DISCRETIONARY (0.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (0.1%)
      4,067    Porsche AG(c)                                                                    $      264
      4,722    Volkswagen AG(c)                                                                        883
                                                                                                ----------
                                                                                                     1,147
                                                                                                ----------
               Total Consumer Discretionary                                                          1,147
                                                                                                ----------
               CONSUMER STAPLES (0.0%)
               -----------------------
               HOUSEHOLD PRODUCTS (0.0%)
        895    Henkel AG & Co. KGaA(c)                                                                  58
                                                                                                ----------
               ENERGY (0.1%)
               -------------
               INTEGRATED OIL & GAS (0.1%)
     71,100    Petroleo Brasileiro S.A. ADR                                                          2,026
                                                                                                ----------
               FINANCIALS (0.7%)
               -----------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
    225,084    ING Groep N.V., 7.38%, perpetual                                                      5,465
    101,296    ING Groep N.V., 8.50%, perpetual                                                      2,565
                                                                                                ----------
                                                                                                     8,030
                                                                                                ----------
               REINSURANCE (0.4%)
      3,000    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
                 1/23/2007 - 3/02/2007; cost $3,065*(c),(d)                                            750
    $10,000    Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(b)                               9,031
                                                                                                ----------
                                                                                                     9,781
                                                                                                ----------
               Total Financials                                                                     17,811
                                                                                                ----------
               MATERIALS (0.1%)
               ----------------
               STEEL (0.1%)
     79,800    Vale S.A. "A"                                                                         1,975
                                                                                                ----------
               UTILITIES (0.1%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
     49,600    Companhia Paranaense de Energia-Copel                                                 1,248
                                                                                                ----------
               Total Preferred Securities (cost: $24,970)                                           24,265
                                                                                                ----------
               INVESTMENT COMPANIES (11.2%)

  1,182,100    iShares MSCI EAFE Index Fund                                                         64,661
  3,924,807    Vanguard MSCI Emerging Markets ETF(a)                                               175,164
                                                                                                ----------
               Total Investment Companies (cost: $240,679)                                         239,825
                                                                                                ----------
               Total International Equity Securities(cost: $535,867)                               557,224
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
               PRECIOUS METALS AND MINERALS SECURITIES (3.8%)

               GOLD (3.6%)

               AFRICAN GOLD COMPANIES (0.4%)
     90,000    AngloGold Ashanti Ltd. ADR                                                       $    3,820
    280,000    Gold Fields Ltd. ADR                                                                  4,304
                                                                                                ----------
                                                                                                     8,124
                                                                                                ----------
               AUSTRALIAN GOLD COMPANIES (0.2%)
    149,806    Newcrest Mining Ltd.(c)                                                               5,255
                                                                                                ----------
               EUROPEAN GOLD COMPANIES (0.2%)
        684    Randgold Resources Ltd.(c)                                                               78
     30,000    Randgold Resources Ltd. ADR                                                           3,442
                                                                                                ----------
                                                                                                     3,520
                                                                                                ----------
               NORTH AMERICAN GOLD COMPANIES (2.6%)
    110,000    Agnico-Eagle Mines Ltd.                                                               3,993
    100,000    Alamos Gold, Inc.                                                                     1,864
    140,000    Allied Nevada Gold Corp.*                                                             4,817
    400,000    AuRico Gold, Inc.*                                                                    3,916
     95,000    Barrick Gold Corp.                                                                    4,536
    330,000    Eldorado Gold Corp.                                                                   5,052
    100,000    Goldcorp, Inc.                                                                        4,850
     47,300    IAMGOLD Corp.                                                                           715
    280,000    IAMGOLD Corp.                                                                         4,234
    330,000    Kinross Gold Corp.                                                                    3,656
     70,000    Newmont Mining Corp.                                                                  4,158
    240,000    Osisko Mining Corp.*                                                                  3,042
     50,000    Pan American Silver Corp.                                                             1,253
     50,000    Royal Gold, Inc.                                                                      3,472
    300,000    Semafo, Inc.                                                                          2,013
    300,000    Yamana Gold, Inc.                                                                     5,208
                                                                                                ----------
                                                                                                    56,779
                                                                                                ----------
               SOUTH AMERICAN GOLD COMPANIES (0.2%)
     90,000    Compania de Minas Buenaventura S.A. ADR                                               3,612
                                                                                                ----------
               Total Gold                                                                           77,290
                                                                                                ----------
               PLATINUM GROUP METALS (0.2%)

    130,000    Impala Platinum Holdings Ltd.(c)                                                      2,876
    130,000    Lonmin plc(c)                                                                         2,281
                                                                                                ----------
               Total Platinum Group Metals                                                           5,157
                                                                                                ----------
               Total Precious Metals and Minerals Securities(cost: $65,079)                         82,447
                                                                                                ----------
               GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

               COMMON STOCKS (0.3%)

               DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
      4,100    DAITO Trust Construction Co. Ltd.(c)                                                    361
     25,000    Daiwa House Industry Co. Ltd.(c)                                                        323
     43,500    Kerry Properties Ltd.(c)                                                                206
     28,000    Sun Hung Kai Properties Ltd.(c)                                                         431
    119,000    Tokyu Land Corp.(c)                                                                     574

================================================================================

17  | USAA Cornerstone Strategy Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES      SECURITY                                                                              (000)
----------------------------------------------------------------------------------------------------------
    129,000    UOL Group Ltd.(c)                                                                $      481
                                                                                                ----------
               Total Diversified Real Estate Activities                                              2,376
                                                                                                ----------
               REITs - DIVERSIFIED (0.1%)
    108,472    BGP Holdings plc, acquired 8/06/2009; cost: $0*(c),(d)                                   --
     41,608    Dexus Property Group(c)                                                                  40
      2,068    Fonciere Des Regio(c)                                                                   150
    112,831    GPT Group(c)                                                                            375
      1,505    ICADE(c)                                                                                124
    463,818    Stockland Corp. Ltd.(c)                                                               1,568
                                                                                                ----------
               Total REITs - Diversified                                                             2,257
                                                                                                ----------
               REITs - INDUSTRIAL (0.0%)
     10,000    Ascendas REIT(c)                                                                         17
    295,382    Macquarie Goodman Group(c)                                                              218
                                                                                                ----------
               Total REITs - Industrial                                                                235
                                                                                                ----------
               REITs - RETAIL (0.1%)
    150,500    Link REIT(c)                                                                            563
     83,092    Westfield Retail Trust(c)                                                               223
                                                                                                ----------
               Total REITs - Retail                                                                    786
                                                                                                ----------
                                                                                                     5,654
                                                                                                ----------
               PREFERRED SECURITIES (0.3%)

               REITs - OFFICE (0.3%)
               ---------------------
    280,000    Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual*                 7,210
                                                                                                ----------
               Total Global Real Estate Equity Securities(cost: $12,322)                            12,864
                                                                                                ----------
               OTHER ALTERNATIVE INVESTMENT STRATEGIES (0.8%)

  2,645,632    PIMCO Commodity Real Return Strategy Fund                                            18,678
                                                                                                ----------
               Total Other Alternative Investment Strategies(cost: $19,281)                         18,678
                                                                                                ----------
PRINCIPAL
AMOUNT                                                          COUPON
(000)          SECURITY                                           RATE         MATURITY
----------------------------------------------------------------------------------------------------------
               BONDS (33.1%)

               CORPORATE OBLIGATIONS (20.6%)

               ENERGY (1.6%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (1.6%)
$     8,780    Enbridge Energy Partners, LP(a)                   8.05%        10/01/2037             9,526
      4,780    Enterprise Products Operating, LP(a)              7.00          6/01/2067             4,785
      3,500    Enterprise Products Operating, LP                 7.03          1/15/2068             3,749
      8,190    NGPL PipeCo, LLC(b)                               6.51         12/15/2012             7,911
      9,465    Southern Union Co.(a)                             3.56(e)      11/01/2066             8,377
                                                                                                ----------
                                                                                                    34,348
                                                                                                ----------
               Total Energy                                                                         34,348
                                                                                                ----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
               FINANCIALS (15.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
$     8,000    State Street Capital Trust IV                     1.55%(e)      6/15/2037        $    5,683
                                                                                                ----------
               CONSUMER FINANCE (0.9%)
     10,052    American Express Co.(a)                           6.80          9/01/2066            10,291
     10,000    Capital One Financial Corp.(a)                    7.69          8/15/2036            10,212
                                                                                                ----------
                                                                                                    20,503
                                                                                                ----------
               DIVERSIFIED BANKS (0.8%)
      3,500    Charter One Bank NA                               6.38          5/15/2012             3,525
      1,000    Emigrant Bancorp, Inc.(a),(b)                     6.25          6/15/2014               905
      1,000    FCB NC Capital Trust I                            8.05          3/01/2028             1,008
      5,800    USB Realty Corp.(a),(b)                           1.72(e)               -(f)          4,495
      6,000    Wells Fargo Co.                                   7.98                  -(f)          6,555
                                                                                                ----------
                                                                                                    16,488
                                                                                                ----------
               INVESTMENT BANKING & BROKERAGE (0.8%)
     10,925    Goldman Sachs Capital II (a)                      5.79                  -(f)          7,620
     10,000    Schwab Capital Trust I                            7.50         11/15/2037            10,446
                                                                                                ----------
               Total Investment Banking & Brokerage                                                 18,066
                                                                                                ----------
               LIFE & HEALTH INSURANCE (2.0%)
     10,000    Great-West Life & Annuity Insurance Co. (b)       7.15          5/16/2046             9,975
     10,000    Lincoln National Corp. (a)                        7.00          5/17/2066             9,650
      4,500    Principal Financial Global Fund, LLC              1.10(e)       1/10/2031             3,452
      6,500    Prudential Financial, Inc. (a)                    8.88          6/15/2038             7,833
     12,280    StanCorp Financial Group, Inc. (a)                6.90          6/01/2067            11,482
                                                                                                ----------
                                                                                                    42,392
                                                                                                ----------
               MULTI-LINE INSURANCE (1.8%)
     16,552    Genworth Financial, Inc. (a)                      6.15         11/15/2066            11,442
     14,705    Glen Meadow (a),(b)                               6.51          2/12/2067            11,139
     10,510    Nationwide Mutual Insurance Co. (a),(b)           5.81         12/15/2024             9,981
      5,190    ZFS Finance USA Trust IV (a),(b)                  5.88          5/09/2032             5,112
                                                                                                ----------
                                                                                                    37,674
                                                                                                ----------
               MULTI-SECTOR HOLDINGS (0.1%)
      2,000    Leucadia National Corp. (a)                       8.65          1/15/2027             2,052
                                                                                                ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.6%)
      3,000    AgFirst Farm Credit Bank (a)                      6.59                  -(f)          2,280
      3,360    Bank of America Corp. Capital Trust XV            1.33(e)       6/01/2056             2,266
      5,000    BankAmerica Capital III                           1.14(e)       1/15/2027             3,498
      4,000    BankBoston Capital Trust IV                       1.14(e)       6/08/2028             2,730
      2,500    Countrywide Financial Corp.                       6.25          5/15/2016             2,516
      2,000    General Electric Capital Corp.                    6.38         11/15/2067             2,035
      8,710    General Electric Capital Trust I (a)              6.38         11/15/2067             8,863
      5,000    JPMorgan Chase Capital XIII                       1.53(e)       9/30/2034             3,875
      8,000    JPMorgan Chase Capital XXI                        1.49(e)       2/02/2037             5,994
      1,625    MBNA Capital B                                    1.35(e)       2/01/2027             1,142
                                                                                                ----------
                                                                                                    35,199
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (2.5%)
     10,000    Allstate Corp. (a)                                6.13          5/15/2037             9,825
      5,325    BNSF Funding Trust I                              6.61         12/15/2055             5,531
      8,380    Chubb Corp.                                       6.38          3/29/2067             8,668
      3,000    HSB Group, Inc.                                   1.48(e)       7/15/2027             2,190
      8,000    Ironshore Holdings, Inc. (b)                      8.50          5/15/2020             8,680
      2,070    Liberty Mutual Group, Inc. (a)                    7.30          6/15/2014             2,205
      8,000    Progressive Corp. (a)                             6.70          6/15/2037             8,409
      1,000    RLI Corp. (a)                                     5.95          1/15/2014             1,038
      6,500    Travelers Companies, Inc. (a)                     6.25          3/15/2037             6,572
                                                                                                ----------
                                                                                                    53,118
                                                                                                ----------

================================================================================

19  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE          MATURITY             (000)
----------------------------------------------------------------------------------------------------------
               REGIONAL BANKS (4.0%)
$     1,000    Allfirst Preferred Capital Trust                   2.07%(e)      7/15/2029       $      753
     13,500    CoBank ACB (b)                                     1.15(e)       6/15/2022           10,639
      3,000    Cullen/Frost Bankers, Inc. (a)                     1.03(e)       2/15/2017            3,004
      8,000    Fifth Third Capital Trust IV (a)                   6.50          4/15/2037            7,980
      3,500    First Empire Capital Trust I (a)                   8.23          2/01/2027            3,555
      2,000    First Maryland Capital Trust I                     1.57(e)       1/15/2027            1,527
      2,000    First Republic Bank Corp. (a)                      7.75          9/15/2012            2,024
      5,000    Fulton Capital Trust I (a)                         6.29          2/01/2036            4,526
      2,000    Huntington Capital II "B"                          1.17(e)       6/15/2028            1,523
      8,000    Huntington Capital III (a)                         6.65          5/15/2037            7,796
     10,000    KeyCorp Capital I                                  1.32(e)       7/01/2028            7,704
      5,039    Manufacturers & Traders Trust Co. (a)              5.63         12/01/2021            4,981
      4,000    PNC Preferred Funding Trust (a),(b)                6.52                  -(f)         3,140
      4,979    PNC Preferred Funding Trust III (a),(b)            8.70                  -(f)         5,155
      3,000    Regions Financial Corp.                            7.75         11/10/2014            3,233
      1,000    Sky Financial Capital Trust I                      9.34          5/01/2030            1,035
      2,000    Susquehanna Bancshares, Inc. (a)                   2.37(e)       5/01/2014            1,865
      4,000    Susquehanna Capital II (a)                        11.00          3/23/2040            4,360
      3,000    TCF National Bank (a)                              5.50          2/01/2016            3,020
      8,000    Webster Capital Trust IV (a)                       7.65          6/15/2037            8,028
                                                                                                ----------
                                                                                                    85,848
                                                                                                ----------
               REINSURANCE (0.6%)
      4,000    Alterra Finance, LLC                               6.25          9/30/2020            4,219
      4,000    Max USA Holdings Ltd. (a),(b)                      7.20          4/14/2017            4,186
      4,000    Platinum Underwriters Finance, Inc. (a)            7.50          6/01/2017            4,312
                                                                                                ----------
               Total Reinsurance                                                                    12,717
                                                                                                ----------
               REITs - RETAIL (0.1%)
      3,000    New Plan Excel Realty Trust, Inc.                  5.30          1/15/2015            2,719
        413    New Plan Excel Realty Trust, Inc., acquired
                 02/20/2009; cost: $140(d)                        7.68         11/02/2026              368
                                                                                                ----------
                                                                                                     3,087
                                                                                                ----------
               Total Financials                                                                    332,827
                                                                                                ----------
               INDUSTRIALS (0.5%)
               ------------------
               AEROSPACE & DEFENSE (0.4%)
     10,760    Textron Financial Corp. (b)                        6.00          2/15/2067            8,231
                                                                                                ----------
               AIRLINES (0.1%)
      1,285    America West Airlines, Inc. Pass-Through Trust
                 (INS)                                            7.93          1/02/2019            1,315
                                                                                                ----------
               Total Industrials                                                                     9,546
                                                                                                ----------
               UTILITIES (3.0%)
               ----------------
               ELECTRIC UTILITIES (1.2%)
      1,059    Cedar Brakes II, LLC (b)                           9.88          9/01/2013            1,093
      5,000    FPL Group Capital, Inc. (a)                        6.35         10/01/2066            5,068
      4,000    FPL Group Capital, Inc. (a)                        6.65          6/15/2067            4,054
        500    FPL Group Capital, Inc.                            7.30          9/01/2067              527
      7,500    PPL Capital Funding, Inc. (a)                      6.70          3/30/2067            7,395
      1,000    SPI Electricity Property Ltd. (INS)(a)             7.25         12/01/2016            1,177
     13,326    Texas Competitive Electric Holdings Co., LLC (g)   4.76         10/10/2017            7,479
                                                                                                ----------
                                                                                                    26,793
                                                                                                ----------
               MULTI-UTILITIES (1.8%)
      6,500    Dominion Resources, Inc. (a)                       7.50          6/30/2066            6,880
      3,500    Dominion Resources, Inc. (a)                       2.88(e)       9/30/2066            3,003
      9,741    Integrys Energy Group, Inc. (a)                    6.11         12/01/2066            9,678
     10,000    Puget Sound Energy, Inc. (a)                       6.97          6/01/2067           10,015

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
$     8,000    Wisconsin Energy Corp. (a)                         6.25%        5/15/2067        $    8,209
                                                                                                ----------
                                                                                                    37,785
                                                                                                ----------
               Total Utilities                                                                      64,578
                                                                                                ----------
               Total Corporate Obligations (cost: $395,692)                                        441,299
                                                                                                ----------
               EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

               ENERGY (0.5%)
               -------------
               OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     10,000    TransCanada Pipelines Ltd. (a)                     6.35         5/15/2067            10,274
                                                                                                ----------
               FINANCIALS (2.2%)
               -----------------
               DIVERSIFIED BANKS (0.4%)
     16,000    HSBC Bank plc                                      1.06(e)      6/29/2049             7,600
      2,500    Landsbanki Islands hf, acquired 10/12/2007;
                 cost $2,500(b),(c),(d),(h)                       7.43                 -(f)             --
                                                                                                ----------
                                                                                                     7,600
                                                                                                ----------
               DIVERSIFIED CAPITAL MARKETS (0.2%)
      7,000    Deutsche Bank Capital Trust IV                     4.59(e)      6/29/2049(f)          4,890
                                                                                                ----------
               MULTI-LINE INSURANCE (1.2%)
      9,192    AXA S.A.                                           1.98(e)              -(f)          4,831
     12,270    AXA S.A.                                           2.21(e)              -(f)          6,442
     10,665    Oil Insurance Ltd. (a),(b)                         3.56(e)              -(f)          9,848
      5,000    ZFS Finance USA Trust II (a),(b)                   6.45        12/15/2065             4,900
                                                                                                ----------
               Total Multi-Line Insurance                                                           26,021
                                                                                                ----------
               PROPERTY & CASUALTY INSURANCE (0.4%)
      3,000    QBE Capital Funding III, LP (b)                    7.25         5/24/2041             2,737
      7,670    QBE Insurance Group Ltd. (b)                       5.65         7/01/2023             6,937
                                                                                                ----------
                                                                                                     9,674
                                                                                                ----------
               REGIONAL BANKS (0.0%)
      3,000    Glitnir Banki hf, acquired 9/11/2006 and
                 10/18/2006; cost $3,051(b),(c),(d),(h)           7.45                 -(f)             --
                                                                                                ----------
               Total Financials                                                                     48,185
                                                                                                ----------
               INDUSTRIALS (0.5%)
               ------------------
               INDUSTRIAL CONGLOMERATES (0.5%)
     10,000    Hutchison Whampoa Ltd. (b)                         6.00                 -(f)         10,250
                                                                                                ----------
               Total Eurodollar and Yankee Obligations
                 (cost: $73,852)                                                                    68,709
                                                                                                ----------
               ASSET-BACKED SECURITIES (0.1%)

               FINANCIALS (0.1%)
               -----------------
               ASSET-BACKED FINANCING (0.1%)
      3,000    SLM Student Loan Trust                             1.02(e)      7/15/2036             2,087
      1,595    SLM Student Loan Trust                             1.11(e)     10/25/2038             1,319
                                                                                                ----------
                                                                                                     3,406
                                                                                                ----------
               Total Financials                                                                      3,406
                                                                                                ----------
               Total Asset-Backed Securities (cost: $3,470)                                          3,406
                                                                                                ----------

================================================================================

21  | USAA Cornerstone Strategy Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
               COMMERCIAL MORTGAGE SECURITIES (9.0%)

               FINANCIALS (9.0%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (9.0%)
$     2,444    Banc of America Commercial Mortgage, Inc. (b)      5.23%       12/10/2042        $    2,010
      2,000    Banc of America Commercial Mortgage, Inc. (a)      4.77         7/10/2043             1,879
      1,200    Banc of America Commercial Mortgage, Inc.          4.95         7/10/2043             1,140
     10,000    Banc of America Commercial Mortgage, Inc.          5.81         7/10/2044             9,851
      8,500    Banc of America Commercial Mortgage, Inc.          5.77         5/10/2045             7,614
      3,000    Banc of America Commercial Mortgage, Inc. (a)      5.77         5/10/2045             3,228
      2,000    Banc of America Commercial Mortgage, Inc.          5.46         9/10/2045             1,690
      1,175    Banc of America Commercial Mortgage, Inc.          5.68         7/10/2046             1,217
      6,000    Banc of America Commercial Mortgage, Inc. (a)      5.18         9/10/2047             4,643
      5,574    Banc of America Commercial Mortgage, Inc. (a),(b)  6.14         9/10/2047             5,622
      2,500    Banc of America Commercial Mortgage, Inc.          6.20         2/10/2051             1,960
         64    Bear Stearns Commercial Mortgage Securities, Inc.  4.00         3/13/2040                65
      4,000    Bear Stearns Commercial Mortgage Securities, Inc.  5.21         2/11/2041             3,227
      5,440    Bear Stearns Commercial Mortgage Securities, Inc.  4.99         9/11/2042             5,245
      4,500    Citigroup Commercial Mortgage Trust                5.40         7/15/2044             4,372
      6,500    Citigroup Commercial Mortgage Trust                5.73         3/15/2049             5,364
      4,500    Citigroup Commercial Mortgage Trust                6.10        12/10/2049             4,645
      6,000    Commercial Mortgage Loan Trust (a)                 6.02                 -(f)          5,834
     10,000    Commercial Mortgage Loan Trust                     6.08         7/10/2038             8,437
      2,000    Commercial Mortgage Loan Trust                     5.54        12/11/2049             1,986
      2,500    Credit Suisse Commercial Mortgage Trust            6.02         6/15/2038             2,586
      3,550    Credit Suisse Commercial Mortgage Trust (a)        5.55         2/15/2039             3,147
      2,213    Credit Suisse First Boston Mortgage Securities
                 Corp. (b)                                        5.02         1/15/2037             2,024
      4,750    Credit Suisse First Boston Mortgage Securities
                 Corp. (a)                                        5.10         8/15/2038             4,797
      3,000    GE Capital Commercial Mortgage Corp.               5.33         3/10/2044             2,644
      4,000    GE Capital Commercial Mortgage Corp.               5.07         7/10/2045             3,771
      3,355    GE Capital Commercial Mortgage Corp.               5.61        12/10/2049             2,981
      1,000    GMAC Commercial Mortgage Securities, Inc.          4.98        12/10/2041               746
      2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp. (a)                             4.99         9/12/2037             1,897
       625     J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.00        10/15/2042               679
     11,225    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.04        10/15/2042            10,173
      8,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.57         4/15/2043             6,986
      2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.33        12/15/2044             1,642
      2,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.33        12/15/2044             1,548
      2,500    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.48         5/15/2045             2,147
     10,000    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 5.41         5/15/2047             6,209
      4,500    J.P. Morgan Chase Commercial Mortgage
                 Securities Corp.                                 6.26         2/15/2051             4,113
      3,000    LB-UBS Commercial Mortgage Trust (b)               5.33        12/15/2036             2,888
      1,500    Merrill Lynch Mortgage Trust                       5.24        11/12/2037             1,622
      1,000    Merrill Lynch Mortgage Trust                       5.24        11/12/2037               956
      2,500    Merrill Lynch Mortgage Trust                       5.10         7/12/2038             1,874
      6,500    Merrill Lynch Mortgage Trust                       5.14         7/12/2038             6,355
      1,000    Merrill Lynch Mortgage Trust                       5.31         7/12/2038               739

================================================================================

                                                  Portfolio of Investments |  22

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                          COUPON                               VALUE
(000)          SECURITY                                           RATE         MATURITY              (000)
----------------------------------------------------------------------------------------------------------
$    11,500    Merrill Lynch Mortgage Trust                       5.67%        5/12/2039        $    9,934
      7,000    Merrill Lynch Mortgage Trust                       5.01        10/12/2041             7,029
      1,000    Merrill Lynch Mortgage Trust                       5.38         1/12/2044               810
      3,000    ML-CFC Commercial Mortgage Trust                   5.42         8/12/2048             2,463
      3,000    ML-CFC Commercial Mortgage Trust (a)               6.16         8/12/2049             2,844
      3,500    Morgan Stanley Capital I, Inc.                     5.07         8/13/2042             3,288
        878    Morgan Stanley Capital I, Inc.                     5.15         8/13/2042               704
        723    Morgan Stanley Capital I, Inc.                     5.17         8/13/2042               546
      6,500    Morgan Stanley Capital I, Inc.                     5.79         7/12/2044             5,916
      5,000    Morgan Stanley Capital I, Inc. (a)                 4.77         7/15/2056             4,936
      1,197    Wachovia Bank Commercial Mortgage Trust (b)        4.94        11/15/2034             1,187
        706    Wachovia Bank Commercial Mortgage Trust            4.61         5/15/2044               711
                                                                                                ----------
                                                                                                   192,921
                                                                                                ----------
               Total Financials                                                                    192,921
                                                                                                ----------
               Total Commercial Mortgage Securities (cost: $181,827)                               192,921
                                                                                                ----------
               U.S. GOVERNMENT AGENCY ISSUES (0.0%)(i)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
        43     Government National Mortgage Assn. I               6.50         5/15/2023                49
        34     Government National Mortgage Assn. I               6.50         4/15/2024                39
        17     Government National Mortgage Assn. I               7.50         3/15/2017                17
        18     Government National Mortgage Assn. I               7.50         3/15/2017                19
         5     Government National Mortgage Assn. I               8.00         6/15/2016                 5
         3     Government National Mortgage Assn. I               8.00         9/15/2016                 3
         6     Government National Mortgage Assn. I               8.00        11/15/2016                 6
         3     Government National Mortgage Assn. I               8.50         6/15/2016                 3
         2     Government National Mortgage Assn. I               8.50         6/15/2016                 2
         7     Government National Mortgage Assn. I               8.50         7/15/2016                 8
         1     Government National Mortgage Assn. I               8.50         9/15/2016                 1
        12     Government National Mortgage Assn. I               8.50        12/15/2016                12
         6     Government National Mortgage Assn. I               8.50        12/15/2016                 6
         1     Government National Mortgage Assn. I               8.50         1/15/2017                 1
         4     Government National Mortgage Assn. I               8.50         1/15/2017                 4
         1     Government National Mortgage Assn. I               8.50         2/15/2017                 1
         1     Government National Mortgage Assn. I               9.00         6/15/2016                 1
         1     Government National Mortgage Assn. I               9.00         7/15/2016                 1
         1     Government National Mortgage Assn. I               9.00         8/15/2016                 1
         1     Government National Mortgage Assn. I               9.00         9/15/2016                 1
         1     Government National Mortgage Assn. I               9.00        10/15/2016                 1
         4     Government National Mortgage Assn. I               9.50         9/15/2016                 4
         2     Government National Mortgage Assn. I               9.50        11/15/2016                 2
         2     Government National Mortgage Assn. I               9.50        11/15/2016                 2
                                                                                                ----------
                                                                                                       189
                                                                                                ----------
               Total U.S. Government Agency Issues (cost: $172)                                        189
                                                                                                ----------
               MUNICIPAL BONDS (0.2%)

               CASINOS & GAMING (0.1%)
      4,000    Mashantucket (Western) Pequot Tribe, acquired
                 7/29/2005 and 10/05/2009; cost
                 $3,410(b),(d),(h)                                5.91         9/01/2021             1,604
      1,120    Seneca Nation of Indians Capital Improvements
                 Auth. (a)                                        6.75        12/01/2013             1,107
                                                                                                ----------
                                                                                                     2,711
                                                                                                ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
      1,565    Erie County Tobacco Asset Securitization Corp. (a) 6.00         3/31/2025             1,331
                                                                                                ----------

================================================================================

23  | USAA Cornerstone Strategy Fund

================================================================================

NUMBER OF                                                       COUPON                              MARKET
SHARES         SECURITY                                           RATE         MATURITY         VALUE(000)
----------------------------------------------------------------------------------------------------------
               Total Municipal Bonds (cost: $6,055)                                             $    4,042
                                                                                                ----------
               Total Bonds (cost: $661,068)                                                        710,566
                                                                                                ----------
               MONEY MARKET INSTRUMENTS (1.2%)

               MONEY MARKET FUNDS (1.2%)
 25,611,874    State Street Institutional Liquid Reserve Fund, 0.22% (j)(cost: $25,612)             25,612
                                                                                                ----------

               TOTAL INVESTMENTS (COST: $1,943,729)                                             $2,132,044
                                                                                                ==========

NUMBER
OF
CONTRACTS
----------------------------------------------------------------------------------------------------------
               PURCHASED OPTIONS (0.4%)
      2,100    Put - S&P 500 Index expiring April 21, 2012 at 1350                                   5,880
      2,500    Put - S&P 500 Index expiring March 17, 2012 at 1330                                   1,675
                                                                                                ----------
               TOTAL PURCHASED OPTIONS (COST: $9,691)                                           $    7,555
                                                                                                ==========
               WRITTEN OPTIONS (0.2%)
       (400)   Call - S&P 500 Index expiring March 17, 2012 at 1350                                   (974)
     (2,100)   Put - S&P 500 Index expiring April 21, 2012 at 1270                                  (2,226)
     (2,500)   Put - S&P 500 Index expiring March 17, 2012 at 1250                                    (363)
                                                                                                ----------
               TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $4,548)                                $   (3,563)
                                                                                                ----------
----------------------------------------------------------------------------------------------------------

                                                                                 CONTRACT        UNREALIZED
NUMBER OF                                                        SETTLEMENT        VALUE       (DEPRECIATION)
CONTRACTS      COUNTERPARTY      FORWARD CURRENCY CONTRACTS         DATE           (000)            (000)
-------------------------------------------------------------------------------------------------------------
                                  CONTRACTS TO SELL (0.2%)
               State Street Bank  Euro Currency                   3/16/2012
  2,436,000      and Trust Co.                                                    $3,246           $(28)
                                                                                  ---------------------------
                                  RECEIVABLE AMOUNT ($3,218)                      $3,246           $(28)
                                                                                  ===========================

================================================================================

                                                  Portfolio Of Investments |  24

================================================================================

($ IN 000s)                                             VALUATION HIERARCHY
                                                        -------------------
                                         (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES          OTHER           SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                          MARKETS          OBSERVABLE           INPUTS
                                       FOR IDENTICAL         INPUTS
ASSETS                                    ASSETS                                                     TOTAL
----------------------------------------------------------------------------------------------------------
  U.S. Equity Securities:
     Common Stocks                     $  538,221          $       --        $       --         $  538,221
     Preferred Securities                  11,137              27,876             4,690             43,703
     Investment Companies                 142,729                  --                --            142,729
  International Equity Securities:
     Common Stocks                         37,756             255,378                --            293,134
     Preferred Securities                  13,279              10,236               750             24,265
     Investment Companies                 239,825                  --                --            239,825
  Precious Metals And Minerals Securities:
     Gold                                  71,957               5,333                --             77,290
     Platinum Group Metals                     --               5,157                --              5,157
  Global Real Estate Equity Securities:
     Common Stocks                             --               5,654                --              5,654
     Preferred Securities                      --               7,210                --              7,210
     Other Alternative Investment
           Strategies                      18,678                  --                --             18,678
Bonds:
  Corporate Obligations                        --             441,299                --            441,299
  Eurodollar And Yankee Obligations            --              68,709                --             68,709
  Asset-Backed Securities                      --               3,406                --              3,406
  Commercial Mortgage Securities               --             192,921                --            192,921
  U.S. Government Agency Issues                --                 189                --                189
  Municipal Bonds                              --               4,042                --              4,042
Money Market Instruments:
  Money Market Funds                       25,612                  --                --             25,612
Purchased Options                           7,555                  --                --              7,555
----------------------------------------------------------------------------------------------------------
Total                                  $1,106,749          $1,027,410        $    5,440         $2,139,599
----------------------------------------------------------------------------------------------------------

                                         (LEVEL 1)          (LEVEL 2)          (LEVEL 3)
                                       QUOTED PRICES          OTHER           SIGNIFICANT
                                         IN ACTIVE         SIGNIFICANT       UNOBSERVABLE
                                          MARKETS          OBSERVABLE           INPUTS
                                       FOR IDENTICAL         INPUTS
LIABILITIES                             LIABILITIES                                                  TOTAL
----------------------------------------------------------------------------------------------------------
Written Options                        $   (3,563)         $       --        $       --         $   (3,563)
Forward Currency
Contracts To Sell                             (28)                 --                --                (28)
----------------------------------------------------------------------------------------------------------
Total                                  $   (3,591)         $       --        $       --         $   (3,591)
----------------------------------------------------------------------------------------------------------

================================================================================

25  | USAA Cornerstone Strategy Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                PREFERRED SECURITIES
----------------------------------------------------------------------------------------------------
Balance as of May 31, 2011                                                                    $5,950
Purchases                                                                                          -
Sales                                                                                              -
Transfers into Level 3                                                                           750
Transfers out of Level 3                                                                           -
Net realized gain (loss)                                                                           -
Change in net unrealized appreciation/depreciation                                            (1,260)
----------------------------------------------------------------------------------------------------
Balance as of February 29, 2012                                                               $5,440
----------------------------------------------------------------------------------------------------

For the period of June 1, 2011 through February 29, 2012, common stocks with a fair value of $215,703,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. A preferred stock with a fair value $1,650,000 was transferred from Level 2 to Level 3. The fair value method included using recent tender offers related to the security. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  26

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

27  | USAA Cornerstone Strategy Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. Fair value measurements -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                         Notes to Portfolio of Investments |  28

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks and certain preferred securities traded on foreign exchanges, whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets, certain preferred equity securities, and all bonds, valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. In addition, the fair value methods also included using recent tender offers related to the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

29  | USAA Cornerstone Strategy Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the

================================================================================

                                         Notes to Portfolio of Investments |  30

================================================================================

amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of February 29, 2012.

H. NEW ACCOUNTING PRONOUNCEMENTS -
----------------------------------
FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board
(FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting. A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting the only impact is to the Fund's financial statement disclosures.

I. As of February 29, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2012, were $247,879,000 and $61,700,000, respectively, resulting in net unrealized appreciation of $186,179,000.

J. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,146,390,000 at February 29, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 31% of net assets at February 29, 2012.

K. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

================================================================================

31  | USAA Cornerstone Strategy Fund

================================================================================

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT       Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                         Notes to Portfolio of Investments |  32

================================================================================

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 29, 2012.

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(c) Security was fair valued at February 29, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at February 29, 2012, was $2,722,000, which represented 0.1% of the Fund's net assets.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 29, 2012.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 29, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

(h) Currently the issuer is in default with respect to interest and/or principal payments.

(i) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA or Ginnie Mae)) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, such as the Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and the Fannie Mae (Federal National Mortgage Association FNMA), indicated with a "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide capital in exchange for senior preferred stock.

(j) Rate represents the money market fund annualized seven-day yield at February 29, 2012.

*    Non-income-producing security.

================================================================================

33  | USAA Cornerstone Strategy Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.













SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2012

By:*     /S/ ADYM RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym Rygmyr, Secretary

Date:      April 24, 2012
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     April 25, 2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     April 25, 2012
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.